Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 entity	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries	2
Concentration risk, percentage	90.00%	90.00%
Cost of providing charity care	$ 7,500,000	$ 8,400,000	$ 7,300,000
Guarantee and warranty claims accrual	321,000	361,000
Advertising expense in continuing operations	31,000,000	29,200,000	27,200,000
Historical claims data, period of time	10 years
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	750,000
Segment Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Percent of population serviced	90.00%
Segment Roto-Rooter [Member] | Service Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Segment VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Unbilled revenue	114,000	457,000
Exposure on single claim	$ 1,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of service guarantee	1 year
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	60.00%	53.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	31.00%	36.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	85.00%